Real Estate and Lending Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended					3 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended					1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013 Y Contract	Oct. 14, 2011 Emerus Holding, Inc. and Baptist Health System JV Hospital	Mar. 31, 2013 Emerus Holding, Inc. and Baptist Health System JV Property Y Contract	Dec. 31, 2012 Emerus Holding, Inc. and Baptist Health System JV Property	Mar. 31, 2013 Texas	Mar. 31, 2013 California	Mar. 31, 2013 Letter of Credit	Mar. 31, 2013 Minimum	Mar. 31, 2013 Minimum Emerus Holding, Inc. and Baptist Health System JV	Mar. 31, 2013 Maximum	Mar. 31, 2013 Maximum Emerus Holding, Inc. and Baptist Health System JV	Mar. 31, 2013 Twelve Oaks Facility	Jun. 13, 2012 Ernest Y Bed	Mar. 31, 2013 Ernest	Mar. 31, 2012 Ernest	Dec. 31, 2012 Ernest	Feb. 29, 2012 Ernest	Mar. 31, 2013 Ernest Key Management Personnel	Mar. 31, 2013 Ernest Minimum	Mar. 31, 2013 Monroe Hospital D	Mar. 31, 2010 Monroe Hospital	Mar. 31, 2013 Rehabilitation Hospital Facility	Mar. 31, 2013 Acute Care Facility Facility State	Mar. 04, 2013 Inpatient rehabilitation facility in Post Falls	Mar. 31, 2013 Inpatient rehabilitation facility in Post Falls	Mar. 31, 2013 Prime Health Care Services	Mar. 31, 2012 Prime Health Care Services	Dec. 31, 2012 Prime Health Care Services	Mar. 31, 2012 Florence acute care facility
Significant Acquisitions and Disposals [Line Items]
Combined purchase price and investment amount																		$ 396.5
Number of facilities acquired																							5	7
Number of states																								7
Aggregate purchase price		200
Term of lease, years		20		15										20
Number of lease extension options in current lease contract		3		3
Term of lease extension, years		5 years		5 years
Percentage of rental rate		9.00%							2.00%		5.00%
Loan secured by mortgage interest		100
Total investment															96.5
Acquisition loan made															93.2
Capital contribution																			3.3
Interest rate on acquisition loan															15.00%
Coupon payable in cash, year one																				6.00%
Coupon payable in cash, year two																				7.00%
Coupon payable in cash in, thereafter															10.00%
Agreement terms															Although there are provisions in the loan agreement that are expected to result in full payment of the 15% preference when funds are sufficient. Any of the 15% in excess of the minimum that is not paid may be accrued and paid upon the occurrence of a capital or liquidity event and is payable at maturity
Estimated total development cost																									14.4
Estimated total development cost, funded																										1.4
Facility occupied date													Jan. 23, 2013
Percentage of facility partially occupied													55.00%
Lease agreement													15 years
Number of beds														40
Cost of land and building				29										15
Number of leased hospital			3
Business acquisition cost of acquired entity			30.0																											30.0
Rent escalations percentage										1.00%		3.00%
Number of properties completed				2	1
Lease advance																					29.9
Operating leases rent, interest and other charges outstanding																					21.2
Interest receivables																					5.9
Impairment of working capital loan recognized																						12
Straight line rent receivables write-off																						2.5
Number of days past due																					90
Net investment to maximum exposure																					39
Impairment of working capital loan estimation-patient receivables considered for first priority secured interest																					5
Impairment of working capital loan estimation-cash balance considered for first priority secured interest																					0.1
Rent receivables		0.4
Letter of credit outstanding								1.2
Amount of convertible note converted into equity interest	1.7
Convertible note	5.0
Percentage of equity shares from convertible debt	9.90%	15.10%
Remaining convertible debt after conversion of part of debt		$ 3.3
Percentage of entity revenue from affiliates															20.20%	9.50%											31.00%	26.50%
Percentage of total assets accounted						24.10%	23.50%								18.60%		18.20%										27.30%		27.90%
Maximum percentage of entity's total assets invested on single property		5.00%